Form N-1A Cover	Sep. 23, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 23, 2025
Prospectus Date	Dec. 16, 2024
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM Nasdaq-100 Buffer 12 ETF – October
(the “Fund”)Supplement dated September 23, 2025
to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (generally, an approximately one-year period over which the Fund seeks to produce the target outcome). The next Target Outcome Period for the Fund will commence on October 1, 2025 and end on September 30, 2026 (the “NewTarget Outcome Period”). The Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit the Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on October 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period.As of September 23, 2025, the expected range of the Fund’s Cap (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangePGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOC13.7% – 16.7% before fees and expenses(13.2% – 16.2% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.